Property and Equipment	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Property and Equipment
Note 6. Property and Equipment
Property and equipment consisted of the following, in thousands:

	June 30,
	2022	2021
Furniture and equipment	$1,254	$896
Leasehold improvements	1,054	941

	2,308	1,837
Less: accumulated depreciation	(648)	(330)

Property and equipment, net	$1,660	$1,507

Depreciation expense of property and equipment for the years ended June 30, 2022, 2021 and 2020 was approximately $326,000, $285,000 and $75,000, respectively.

Infinity Pharmaceuticals Inc [Member]
Property and Equipment
7. Property and Equipment
Property and equipment consist of the following:

	December 31,
	2022	2021
	(in thousands)
Computer equipment and software	$1,921	$1,904
Furniture and fixtures	446	446
Leasehold improvements	1,743	1,743

	4,110	4,093
Less accumulated depreciation	(3,310)	(2,852)

	$800	$1,241